Principal accounting policies - Sales and marketing expenses and Employee social security and welfare benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Principal accounting policies
Advertising and market promotion expenses	$ 207,458	$ 240,315	$ 270,439
Employee social security and welfare benefits	$ 67,405	$ 67,750	$ 69,717